Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Panagram AAA CLO ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Panagram AAA CLO ETF NAV
Account Value	$ 10,905	$ 10,139
Panagram AAA CLO ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Panagram AAA CLO ETF Market
Account Value	$ 10,924	10,140
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,611	9,889
JP Morgan CLOIE AAA Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan CLOIE AAA Total Return Index
Account Value	$ 10,904	$ 10,130